As filed with the Securities and Exchange Commission on August 20, 1997
                                                       Registration No. 33-25747




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 10


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 12


                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:(212) 830-5200


                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)



 It is proposed that this filing will become effective (check appropriate box)


       [X] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 6O days after filing pursuant to paragraph (a)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 75 days after filing pursuant to paragraph (a) (2)
       [ ] on (date) pursuant to paragraph (a)(27)of Rule 485

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------
                                  Proposed        Proposed
                                  Maximum         Maximum
Securities     Amount             Offering        Aggregate          Amount of
 Being          Being             Price per       Offering         Registration
Registered    Registered           Unit           Price                  Fee
--------------------------------------------------------------------------------

COMMON
STOCK

$.001 par   55,529,970.21        $1.00*         $55,529,970.21        $100.00**
value

--------------------------------------------------------------------------------

* Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 452,408,567.43 shares were redeemed during the fiscal year ended June 30, 1997: 55,199,970.21 of which are being used for "reduction" in this amendment, and none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending June 30, 1998.

Exhibit: Opinion of Battle Fowler LLP.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of August, 1997.


                                                  TAX EXEMPT PROCEEDS FUND, INC.


                                               By: /s/ Steven W. Duff
                                                    Steven W. Duff
                                                    President


     Pursuant to the requirements of the Secruities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                     CAPACITY                         DATE

(1)      Principal Executive
         Officer

         /s/ Steven W. Duff
         Steven W. Duff                President and Director           8/20/97


(2)      Principal Financial and
         Accounting Officer


         /s/ Richard De Sanctis
         Richard De Sanctis             Treasurer                       8/20/97

(3)      Majority of Directors

        W. Giles Mellon                 Director
        Yung Wong                       Director
        Robert Straniere                Director



By:      /s/ Bernadette N. Finn
         Bernadette N. Finn
         Attorney-in-Fact                                                8/20/97